Segment, Geographic and Other Revenue Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended		12 Months Ended
	Jun. 30, 2013 Segment	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2012 Eight countries outside the U.S. Minimum	Dec. 31, 2011 Eight countries outside the U.S. Minimum	Dec. 31, 2010 Eight countries outside the U.S. Minimum	Dec. 31, 2012 United States Minimum	Dec. 31, 2011 United States Minimum	Dec. 31, 2010 United States Minimum
Segment Reporting Information [Line Items]
Number of operating segments	4	4
Assets	$ 6,261 [1]	$ 6,262 [1]	$ 5,711
Revenues				$ 100	$ 100	$ 100
Percentage of total revenue, by country							10.00%	10.00%	10.00%

[1]	The condensed consolidated balance sheet as of June 30, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.